Information by segment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Segment Disclosure for Company's Consolidated Operations
Segment disclosure for the Company’s consolidated operations is as follows:

2025	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	Ps. 169,641	Ps. 122,105	Ps. 291,746
Intercompany revenue	10,194	273	10,467
External revenues	Ps. 159,447	Ps. 121,832	Ps. 281,279
Cost of goods sold	88,407	70,163	158,570
Gross profit	Ps. 81,234	Ps. 51,942	Ps. 133,176
Administrative expenses	10,525	4,518	15,043
Selling expenses	45,022	31,642	76,664
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	20,307	16,851	37,158
Depreciation and amortization	Ps. 8,830	Ps. 5,008	Ps. 13,838
Non-cash items other than depreciation and amortization	1,058	1,277	2,335
Equity in earnings of associated companies and joint ventures	Ps. 297	Ps. 234	Ps. 531
Total assets	192,956	121,583	314,539
Investments in associate companies and joint ventures	Ps. 9,193	Ps. 1,395	Ps. 10,588
Total liabilities	120,173	40,337	160,510
Capital expenditures, net (3)	Ps. 16,207	Ps. 10,558	Ps. 26,765

2024	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	Ps. 166,996	Ps. 112,797	Ps. 279,793
Intercompany revenue	10,180	5	10,185
External revenues	Ps. 156,816	Ps. 112,792	Ps. 269,608
Cost of goods sold	86,214	64,843	151,057
Gross profit	Ps. 80,782	Ps. 47,954	Ps. 128,736
Administrative expenses	9,715	3,963	13,678
Selling expenses	44,095	30,328	74,423
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	25,037	10,974	36,011
Depreciation and amortization	Ps. 7,597	Ps. 4,530	Ps. 12,127
Non-cash items other than depreciation and amortization	2,341	1,596	3,937
Equity in earnings of associated companies and joint ventures	Ps. 255	Ps. 51	Ps. 306
Total assets	187,417	120,569	307,986
Investments in associate companies and joint ventures	Ps. 9,037	Ps. 1,196	Ps. 10,233
Total liabilities	118,616	38,829	157,445
Capital expenditures, net (3)	19,772	9,644	29,416

2023	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	Ps. 149,362	Ps. 95,726	Ps. 245,088
Intercompany revenue	8,427	26	8,453
External revenues	Ps. 140,935	Ps. 95,700	Ps. 236,635
Cost of goods sold	77,698	56,530	134,228
Gross profit	Ps. 71,665	Ps. 39,195	Ps. 110,860
Administrative expenses	9,500	3,320	12,820
Selling expenses	38,843	24,435	63,278
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	18,152	10,640	28,792
Depreciation and amortization	Ps. 6,788	Ps. 3,743	Ps. 10,531
Non-cash items other than depreciation and amortization	864	843	1,707
Equity in earnings of associated companies and joint ventures	Ps. 206	Ps. 9	Ps. 215
Total assets	168,011	105,509	273,520
Investments in associate companies and joint ventures	Ps. 7,963	Ps. 1,283	Ps. 9,246
Total liabilities	104,898	34,917	139,815
Capital expenditures, net (3)	13,415	7,981	21,396
(1) Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 136,193, Ps. 135,906 and Ps. 122,615 during the years ended December 31, 2025, 2024 and 2023, respectively. Domestic (Mexico only) total assets were Ps. 165,293, Ps. 159,498 and Ps. 146,253 as of December 31, 2025, 2024 and 2023, respectively. Domestic (Mexico only) total liabilities were Ps. 112,803, Ps. 109,855 and Ps. 98,652 as of December 31, 2025, 2024 and 2023, respectively.
(2) South America includes Brazil, Argentina, Colombia and Uruguay. South America revenues include Brazilian revenues of Ps. 82,436, Ps. 74,126 and Ps. 66,963 during the years ended December 31, 2025, 2024 and 2023, respectively. Brazilian total assets were Ps. 84,113, Ps. 83,899 and Ps. 77,513 as of December 31, 2025, 2024 and 2023, respectively. Brazilian total liabilities were Ps. 27,978, Ps. 26,629 and Ps. 26,571 as of December 31, 2025, 2024 and 2023, respectively. South America revenues also include Colombian revenues of Ps. 22,975 Ps. 20,995 and Ps. 17,680 during the years ended December 31, 2025, 2024 and 2023, respectively. Colombian total assets were Ps. 21,906, Ps. 19,835 and Ps. 17,753 as of December 31, 2025, 2024 and 2023, respectively. Colombian total liabilities were Ps. 7,278, Ps. 6,150 and Ps. 5,337 as of December 31, 2025, 2024 and 2023, respectively. South America revenues also include Argentine revenues of Ps. 11,009, Ps. 12,557 and Ps. 6,668 during the years ended December 31, 2025, 2024 and 2023, respectively. Argentine total assets were Ps. 8,084, Ps. 9,324 and Ps. 4,304 as of December 31, 2025, 2024 and 2023, respectively. Argentine total liabilities were Ps. 3,012, Ps. 3,677 and Ps. 1,456 as of December 31, 2025, 2024 and 2023, respectively. South America revenues also include Uruguay revenues of Ps. 5,685, Ps. 5,119 and Ps. 4,415 during the years ended on December 31, 2025, 2024 and 2023, respectively. Uruguay total assets were Ps. 7,481, Ps. 7,511 and Ps. 5,939 as of December 31, 2025, 2024 and 2023, respectively. Uruguay total liabilities were Ps. 2,069, Ps. 2,374 and Ps. 1,553, as of December 31, 2025, 2024 and 2023, respectively.
(3) Includes disposals of property, plant and equipment, intangible assets and other long-lived assets of 2025 is Ps. 294, 2024 Ps. 137 and 2023 Ps. 93